Related Parties - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2023
Sumitomo Corporation
Disclosure of transactions between related parties [line items]
Cash consideration		$ 12.8
Related Parties
Disclosure of transactions between related parties [line items]
Cash consideration		11.6
Additional cash payment to associates		$ 0.8
Bottom of Range
Disclosure of transactions between related parties [line items]
Amount receivables, outstanding balances settlement period	30 days
Amounts payable, outstanding balances settlement period	30 days
Top of Range
Disclosure of transactions between related parties [line items]
Amount receivables, outstanding balances settlement period	60 days
Amounts payable, outstanding balances settlement period	60 days